Summary of comparison by class of carrying amount and fair value of the group's financial instruments (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	₨ 1,059,129	₨ 2,813,507
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	3,665,248	4,989,861
Financial liabilities, at fair value	3,665,248	4,989,861
Financial liabilities at amortised cost, category [member] | Borrowings short term and long term [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	638,192	2,396,494
Financial liabilities at amortised cost, category [member] | Other liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	418,969	417,014
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	9,304,314	4,083,900
Financial assets, at fair value	9,304,314	4,083,900
Financial assets at amortised cost, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	4,637,243	2,870,612
Financial assets, at fair value	4,637,243	2,870,612
Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1,741,950	503,601
Financial assets, at fair value	1,741,950	503,601
Financial assets at amortised cost, category [member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets	2,757,824	587,375
Financial assets, at fair value	2,757,824	587,375
Financial assets at amortised cost, category [member] | Other financial assets [member]
IfrsStatementLineItems [Line Items]
Financial assets	167,297	122,312
Financial assets, at fair value	167,297	122,312
Financial liabilities at amortised cost, category [member] | Trade and Other Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,608,087	2,176,353
Financial liabilities, at fair value	2,608,087	2,176,353
Financial liabilities at amortised cost, category [member] | Borrowings short term and long term [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	638,192	2,396,494
Financial liabilities at amortised cost, category [member] | Other liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	₨ 418,969	₨ 417,014